Commitments and Contingencies (Details) - USD ($)				8 Months Ended
	Jun. 26, 2020	Jun. 09, 2020	Feb. 12, 2020	Sep. 30, 2020
Underwriting Agreement [Abstract]
Sale of stock underwriter option term			45 days	45 days
Underwriting fee discount (in dollars per share)			$ 0.20	$ 0.20
Underwriting expense			$ 7,200,000
Deferred underwriting discount (in dollars per share)			$ 0.35	$ 0.35
Deferred underwriting fees	$ 14,490,000		$ 12,600,000	$ 14,490,000
Over-Allotment Option [Member]
Underwriting Agreement [Abstract]
Units that can be purchased to cover over-allotments (in shares)			5,400,000	5,400,000
Units issued (in shares)	1,400,000	4,000,000	41,400,000
Unit price (in dollars per share)	$ 10.00	$ 10.00
Underwriting expense			$ 8,280,000	$ 8,280,000
Deferred underwriting fees			$ 14,490,000